Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity

17. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

On September 19, 2017, at the Company’s 2017 Annual Meeting of Members, the shareholders of the Company approved an amendment to the Company’s Memorandum and Articles of Association to remove the par value of the Company’s ordinary shares. On October 12, 2017, the Company filed an amended and restated Memorandum and Articles of Association (the “Amended and Restated M&A”) with the Registrar of Corporate Affairs in the British Virgin Islands to remove par value per share of the Company’s ordinary shares. As a result, additional-paid-in capital resulted from cash received in excess of par value for the Company’s issuance of ordinary shares was reclassified to ordinary shares at December 31, 2017, in an aggregate of approximately $123.5 million.

In January 2018, 479,004 and 50,000 ordinary shares were issued as a result of exercise of stock options granted to employees and consultants, respectively. As a result, the amount of $626,000 and $24,000, previously charged to additional paid in capital in the periods services were provided were credited to ordinary shares, respectively. Refer to Note 17 (d) and (e) below.

In November 2018, the Company issued 1,000,000 ordinary shares to two individuals including Mr. Lin at a price of $1.50 per share for a total consideration of $1,500,000. The settlement price was negotiated and resembled the highest trading price of the Company’s stock on November 13, 2018.

In October 2019, the Company issued 240,000 restricted shares to a consultant as its service compensation for the service period from October 28, 2019 to October 27, 2020. The fair value of the 240,000 ordinary shares was approximately $110,000, which was determined by the market closing price on the grant date and a discount for lacking of market liquidity. The service compensation of approximately $110,000 is amortized over the service period.

(b) Repurchase of common shares

On October 4, 2013, the Company announced a $9.0 million share repurchase program. Repurchases may be made in open-market transactions or through privately negotiated transactions. The timing and extent of any repurchase will depend upon market conditions, the trading price of the Company’s ordinary shares, and other factors, and are subject to the restrictions relating to volume, price and timing under the applicable laws, including but not limited to, Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended. The Company’s Board of Directors will review the share repurchase program periodically, and may authorize adjustment of its terms and size accordingly. An aggregate of 1,402,448 shares were purchased under the program as of December 31, 2015 in an aggregate amount of approximately $7.1 million. On June 7, 2017 the aggregate of 1,402,448 ordinary shares held in the Company’s treasury stock was canceled. As a result, the excess of the cost of those shares over the par value was allocated to additional paid-in capital and retained earnings in the amount of approximately $7.0 million and $104,000, respectively, as of December 31, 2017.

(c) Stock-based compensation

The following table provides the details of the approximate total share-based payments expense during the year ended December 31, 2019, 2018, and 2017:

	For the Year Ended
	December 31, 2019		December 31, 2018		December 31, 2017
Employees and directors share-based payments	$494,000	(d)	$585,000	(d)	$487,000	(d)
Stock options issued for services	$67,000	(e)	$44,000	(e)	$96,000	(e)
Shares issued for services	$19,000	(a)	-		-
	$580,000		$629,000		$583,000

(d) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

On May 27, 2016, the Company granted options to purchase an aggregate of 2,712,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $1.6 million at the date of the grant, of which approximately $365,000, $407,000 and $376,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2019, 2018 and 2017, respectively.

On May 17, 2017, the Company granted options to employees and directors to purchase an aggregate of 960,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.5 million at the date of the grant, of which approximately $129,000, $178,000 and $111,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2019, 2018, and 2017, respectively.

Stock option activity for the year ended December 31, 2019, 2018 and 2017 is summarized as follows:

			Weighted Average
		Weighted	Remaining	Aggregated
	Options	Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Year)	Value
Outstanding at January 1, 2017	2,286,000	$1.21	4.40	$0
Granted	960,000	$0.99	-	-
Exercised	-	-	-	-
Canceled	(328,000)	$1.21	-	-
Outstanding at December 31, 2017	2,918,000	$1.14	3.40	$996,860
Exercised	(802,800)	1.21	-	-
Canceled	(113,000)	$1.11	-	-
Outstanding at December 31, 2018	2,002,200	$1.11	2.40	$188,790
Exercised	-	-	-	-
Canceled	(220,800)	$1.15	-	$-
Outstanding at December 31, 2019	1,781,400	1.11	1.4	-
Vested and expected to be vested as of December 31, 2019	1,760,400	1.11	1.4	-
Options exercisable as of December 31, 2019 (vested)	1,531,500	1.13	1.4	-

There were no stock options granted to employees during the years ended December 31, 2019 and 2018, The total intrinsic value of stock options exercised during the year ended December 31, 2018 was approximately $1,473,000, and there was no option exercised during the year ended December 31, 2019 and 2017. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the years ended December 31, 2019, 2018 and 2017.

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2019	1,088,400	$0.69
Vested	(740,700)	$0.71
Canceled	(97,800)	$0.74
Non-vested at December 31, 2019	249,900	$0.59

As of December 31, 2019, approximately $0.1 million of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average remaining vesting period of approximately 0.1 year. The total fair value of options vested during the year ended December 31, 2019, 2018 and 2017 was approximately $0.6 million, $0.6 million and $0.6 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(e) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan, for the year ended December 31, 2018 and 2017, the Company issued 200,000 stock options to consultants with 125,000 options vested in 2018 and 75,000 options vested in 2019 and issued 250,000 stock options to consultants with 250,000 options vested in 2017, respectively. The stock options issued to non-employees would be forfeited either three months after the expiration of the service agreement or upon the expiry of contractual life of the options. On February 20, 2019, the Company issued warrants to the Consultant to purchase 150,000 the Company’s ordinary shares with exercise price at $1.10 per share, which have been fully vested to the grantee in 2019. Before the adoption of ASU2018-07, the fair value of the options and warrants issued to consultants was estimated on the measurement date using the Black-Scholes Merton valuation model, after the adoption on January 1, 2019, the fair value of the equity awards to consultants was measured on the grant date. The Company expensed to administrative expense approximately $67,000, $44,000 and $96,000 for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019, the exercise price for the warrants issued to non-employee for service was $1.1 and remaining life was $ 2.2 years. All of the stock options issued to non-employees were expired in three months after service period and forfeited. The following table outlines the Warrant outstanding and exercisable as of December 31, 2019:

	2019
	Number of
	Warrants
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
2019 Consulting Service Agreement Warrants	150,000	$1.10	03/13/2022
	150,000